Related Party Transactions - Schedule of Amount Due to Related Party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	$ 8	¥ 56	¥ 8,864
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Amount due to related parties	$ 8	¥ 56	¥ 8,864